UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


				Form 13F-HR/A


			FORM 13F-HR/A COVER PAGE



Report for the Calendar Year or Quarter Ended:   March 31, 2008

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.):
     [x] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Doliver Capital Advisors
Address:	6363 Woodway, Suite 963
		Houston, TX  77057

Form 13F/A File Number: 28-____________

The investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Ralph D. McBride
Title: 		President
Phone: 		713-917-0022

Signature, Place, and Date of Signing:

/s/ Ralph D. McBride 		 Houston, Texas		  October 2, 2008
-------------------------	------------------	---------------------
      [Signature]		 [City, State]			[Date]

Report Type (Check only one.):

[x] 13F/A HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F/A NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F/A COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:    NONE








FORM 13F/A SUMMARY PAGE


Report Summary:
Confidential information has been omitted from the public Form 13F/A report. A complete list of the securities holdings of the filer, along with a Request for Confidentiality, exempting the filer from the filing requirement, has been filed separately with the Commission.

Number of Other Included Managers:	0

Form 13F/A Information Table Entry Total:	10

Form 13F/A Information Table Value Total:	181,340
						(thousands)

List of Other Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F/A file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]




























FORM 13F/A INFORMATION TABLE










NAME OF ISSUER                 TITLE OF     CUSIP       VALUE        SH OR    INVESTMENT    OTHER      VOTING
                               CLASS                   (x$1000)     PRN AMT   DISCRETION   MANAGERS  AUTHORITY

DWS GLOBAL COMMODITIES STK F   COM         23338Y100      277      16,472 SH     SOLE        NONE        0
CENTRAL SECS CORP              COM         155123102      870      35,370 SH     SOLE        NONE        0
BLACKROCK CAP & INCOME STRA    COM         09256A109    6,722     371,190 SH     SOLE        NONE        0
TCW STRATIGIC INCOME FUND IN   COM         872340104       73      20,000 SH     SOLE        NONE        0
FRANKLIN UNVL TR               SH BEN INT  355145103      273      43,400 SH     SOLE        NONE        0
BOULDER GROWTH & INCOME FD I   COM         101507101      101      12,219 SH     SOLE        NONE        0
CLAYMORE RAYMOND JAMES SBI E   COM         183833102    2,977     191,600 SH     SOLE        NONE        0
FORT DEARBORN INCOME SECS IN   COM         347200107   20,226   1,409,500 SH     SOLE        NONE        0
RIVUS BOND FUND                COM         769667106    7,082     413,200 SH     SOLE        NONE        0
CORNERSTONE PROGRESSIVE RTN    COM         21925C101  142,739   9,149,965 SH     SOLE        NONE        0
